Pension and other post-retirement benefits - Weighted Average Assumptions Used to Determine Net Benefit Obligation (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.48%	2.94%
Interest crediting rate (for cash balance plans)	4.50%	4.00%
Rate of compensation increase	3.70%	4.00%
OPEB
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.49%	3.00%
Health care cost trend rate
Before age 65	6.00%	5.88%
Age 65 and after	6.00%	5.88%
Assumed ultimate medical inflation rate	4.75%	4.75%
Year in which ultimate rate is reached	2033	2031